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                            JPMORGAN TAX AWARE FUNDS

                    JPMORGAN TAX AWARE ENHANCED INCOME FUND

                               ALL SHARE CLASSES

                        SUPPLEMENT DATED OCTOBER 8, 2002
                  TO THE PROSPECTUSES DATED FEBRUARY 28, 2002

    In the table, under the heading FIXED INCOME INVESTMENTS -- TAX AWARE ENHANCED INCOME FUND, the circle relating to TAX EXEMPT MUNICIPAL SECURITIES should be filled in. The Fund typically invests in this type of investment.

                                                                 SUP-TAEIPR-1002